OBLIGATIONS OF LAW No. 14,182/2021 - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning	R$ 39,519,406	R$ 36,659,454
Effect on cash flow:
Amortization of Principal	(1,974,966)	(1,433,738)
Interest paid	(239,131)	(70,215)
Non-cash effect:
Inflation adjustment	1,892,762	1,716,154
Charges	2,824,052	2,647,751
Opening balance at end	42,022,123	39,519,406
Current	2,916,199	2,161,176
Non-current	39,105,924	37,358,230
Energy Development Account
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning	32,811,606	29,755,493
Effect on cash flow:
Amortization of Principal	(1,128,076)	(583,626)
Interest paid	(161,849)	(36,976)
Non-cash effect:
Inflation adjustment	1,604,681	1,384,394
Charges	2,484,198	2,292,321
Opening balance at end	35,610,560	32,811,606
Current	1,951,819	1,241,242
Non-current	33,658,741	31,570,364
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Opening balance at beginning	6,707,800	6,903,961
Effect on cash flow:
Amortization of Principal	(846,890)	(850,112)
Interest paid	(77,282)	(33,239)
Non-cash effect:
Inflation adjustment	288,081	331,760
Charges	339,854	355,430
Opening balance at end	6,411,563	6,707,800
Current	964,380	919,934
Non-current	R$ 5,447,183	R$ 5,787,866